UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Contrarian Capital Management, L.L.C.

Address:  411 West Putnam Avenue
          Suite 225
          Greenwich, CT 06830

13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jon R. Bauer
Title:    Managing Member
Phone:    (203) 862-8200

Signature, Place and Date of Signing:


/s/ Jon R. Bauer              Greenwich, Connecticut          May 15, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total: $625,856,202

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name

1.        028-11156                     Contrarian Equity Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2007
                                                                                       Sh/Prn/   Investment   Othr  Voting Authority
       NAME OF ISSUER          TITLE OF CLASS     CUSIP     MARKET VALUE    Quantity   Put/Call  Discretion   Mgrs  Sole Shared None
       --------------          --------------     -----     ------------    --------   --------  ----------   ----  ---- ------ ----
ABITIBI-CONSOLIDATED INC       COM              003924107   13,858,553      4,937,031    SH       Defined     1         X
ANNALY CAP MGMT INC            COM              035710409    4,257,000        275,000    SH        Sole      None  X
ARMSTRONG WORLD INDS INC NEW   COM              04247X102    2,127,717         41,843    SH        Sole      None  X
BUILDERS FIRSTSOURCE INC       COM              12008R107    1,205,250         75,000    SH        Sole      None  X
CHINA UNICOM LTD               SPONSORED ADR    16945R104    1,441,885        101,900    SH        Sole      None  X
CHUNGHWA TELECOM CO LTD        SPONSORED ADR    17133Q205    1,444,200         72,500    SH        Sole      None  X
COMPANIA ANONIMA NACIONL TEL   SPON ADR D       204421101    3,062,553        176,110    SH        Sole      None  X
COMPUTER HORIZONS CORP         COM              205908106      148,749        198,332    SH        Sole      None  X
CONOCOPHILLIPS                 COM              20825C104   39,029,012        571,017    SH       Defined     1         X
CONSECO INC                    COM NEW          208464883    7,178,825        414,961    SH        Sole      None  X
DDI CORP                       COM 0.0001 NEW   233162304   20,476,716      2,993,672    SH       Defined     1         X
ENDEAVOUR INTL CORP            COM              29259G101      333,300        165,000    SH        Sole      None  X
FIDELITY NATIONAL FINANCIAL    CL A             31620R105   17,100,306        712,216    SH        Sole      None  X
FOOT LOCKER INC                COM              344849104   19,004,850        807,000    SH       Defined     1         X
FORD MTR CO DEL                COM PAR $0.01    345370860    5,523,000        700,000    SH        Sole      None  X
GMX RES INC                    COM              38011M108    9,769,989        317,930    SH       Defined     1         X
GENTEK INC                     COM NEW          37245X203   13,751,180        403,734    SH       Defined     1         X
HORIZON OFFSHORE INC           COM NEW          44043J204    6,086,503        420,920    SH       Defined     1         X
HUDSON CITY BANCORP            COM              443683107    3,560,425        260,265    SH        Sole      None  X
IDEARC INC                     COM              451663108   15,700,230        447,300    SH       Defined     1         X
INTEGRATED ALARM SVCS GROUP    COM              45890M109   12,357,005      3,217,970    SH       Defined     1         X
INTERNATIONAL COAL GRP INC N   COM              45928H106   57,920,966     11,032,565    SH       Defined     1         X
KOREA ELECTRIC PWR             SPONSORED ADR    500631106    2,016,000        100,800    SH        Sole      None  X
MI DEVS INC                    CL A SUB VTG     55304x104    5,617,025        150,228    SH        Sole      None  X
MOTOROLA INC                   COM              620076109   14,323,602        810,617    SH       Defined     1         X
MOVIE GALLERY INC              COM              624581104    2,434,398        541,579    SH       Defined     1         X
ROTECH HEALTHCARE INC          COM              778669101    8,634,707      5,049,536    SH       Defined     1         X
OWENS CORNING NEW              COM              690742101    9,599,577        301,305    SH        Sole      None  X
PARKER DRILLING CO             COM              701081101   14,623,244      1,557,321    SH        Sole      None  X
PEOPLES BK BRIDGEPORT CONN     COM              710198102    1,003,440         22,600    SH        Sole      None  X
PIONEER NAT RES CO             COM              723787107   26,827,353        622,300    SH        Sole      None  X
PORTLAND GEN ELEC CO           COM NEW          736508847   33,047,158      1,131,752    SH        Sole      None  X
RADNET INC                     COM              750491102   10,917,948      1,912,075    SH       Defined     1         X
RITE AID CORP                  COM              767754104   19,967,772      3,460,619    SH        Sole      None  X
SK TELECOM LTD                 SPONSORED ADR    78440P108    1,915,756         81,800    SH        Sole      None  X
SALTON INC                     COM              795757103    6,201,600      2,584,000    SH       Defined     1         X
TELE NORTE LESTE PART S A      SPON ADR PFD     879246106    1,651,223        119,308    SH        Sole      None  X
TERRA INDS INC                 COM              880915103   24,570,105      1,404,006    SH        Sole      None  X
TIME WARNER CABLE INC          CL A             88732J108   72,575,643      1,936,900    SH        Sole      None  X
TRAVELCENTERS OF AMERICA LLC   COM              894174101   21,038,792        547,600    SH       Defined     1         X
UAL CORP                       COM NEW          902549807   27,428,351        718,584    SH        Sole      None  X
USA MOBILITY INC               COM              90341G103   30,432,572      1,526,973    SH       Defined     1         X
USG CORP                       COM NEW          903293405   23,088,628        494,615    SH        Sole      None  X
VERIZON COMMUNCATIONS          COM              92343V104    6,105,120        161,000    SH        Sole      None  X
WARREN RES INC                 COM              93564A100    4,791,144        367,701    SH        Sole      None  X
WIDEPOINT CORP                 COM              967590100    1,706,830        943,000    SH       Defined     1         X

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